SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Significant related party transactions - Paragraph Content (Details) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2018	Aug. 30, 2018
Ningxia Energy | Tian Jing Shen Zhou Wind Power Co., Ltd
Significant related party transactions
Bank loan term (in years)	14 years
Financial guarantees provided	¥ 35
Outstanding financial guarantee amount		¥ 12
Northeast Light Alloy Co., Ltd | East Light Logistics
Significant related party transactions
Equity interest acquired (as a percent)			51.00%
China Great Wall Aluminum Co., Ltd | Chibi Great Wall Carbon Products Co., Ltd
Significant related party transactions
Equity interest acquired (as a percent)			57.69%
Henan Great Wall Zhongxin Industrial Co., Ltd | Chibi Great Wall Carbon Products Co., Ltd
Significant related party transactions
Equity interest acquired (as a percent)			19.96%